UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5851

MFS INTERMARKET INCOME TRUST I

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: August 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

August 31, 2012

MFS® INTERMARKET

INCOME TRUST I

PORTFOLIO OF INVESTMENTS

8/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 112.8%
Aerospace - 0.8%
Bombardier, Inc., 7.5%, 2018 (n)	$260,000	$289,216
Bombardier, Inc., 7.75%, 2020 (n)	55,000	61,875
CPI International, Inc., 8%, 2018	105,000	98,700
Huntington Ingalls Industries, Inc., 7.125%, 2021	210,000	227,325
Kratos Defense & Security Solutions, Inc., 10%, 2017	155,000	165,075

		$842,191
Airlines - 0.4%
Continental Airlines, Inc., FRN, 0.816%, 2013	$474,329	$462,471

Apparel Manufacturers - 0.4%
Hanesbrands, Inc., 8%, 2016	$50,000	$55,750
Hanesbrands, Inc., 6.375%, 2020	55,000	59,675
Hanesbrands, Inc., FRN, 4.112%, 2014	22,000	22,028
Jones Group, Inc., 6.875%, 2019	60,000	59,400
Levi Strauss & Co., 6.875%, 2022	15,000	15,563
Phillips-Van Heusen Corp., 7.375%, 2020	205,000	229,600

		$442,016
Asset-Backed & Securitized - 1.0%
Anthracite Ltd., “A”, CDO, FRN, 0.597%, 2019 (z)	$131,174	$114,121
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (n)	180,453	183,611
Crest Ltd., “A1” CDO, FRN, 0.94%, 2018 (z)	136,396	122,756
Equity One ABS, Inc., FRN, 4.205%, 2034	210,071	208,719
GMAC Mortgage Corp. Loan Trust, FRN, 5.865%, 2034	165,665	125,219
Hertz Global Holdings, Inc., 4.26%, 2014 (n)	270,000	273,517

		$1,027,943
Automotive - 2.4%
Accuride Corp., 9.5%, 2018	$185,000	$187,313
Allison Transmission, Inc., 7.125%, 2019 (n)	145,000	153,338
Daimler Finance North America LLC, FRN, 1.667%, 2013 (n)	320,000	322,433
Ford Motor Co., 7.45%, 2031	35,000	43,225
Ford Motor Credit Co. LLC, 12%, 2015	595,000	740,775
Ford Motor Credit Co. LLC, 8.125%, 2020	100,000	123,816
General Motors Financial Co., Inc., 6.75%, 2018	155,000	171,855
Goodyear Tire & Rubber Co., 8.25%, 2020	25,000	27,375
Goodyear Tire & Rubber Co., 7%, 2022	40,000	41,600
Harley-Davidson Financial Services, 3.875%, 2016 (n)	450,000	478,009
Jaguar Land Rover PLC, 8.125%, 2021 (n)	150,000	159,375
Lear Corp., 8.125%, 2020	59,000	66,375

		$2,515,489
Basic Industry - 0.1%
Trimas Corp., 9.75%, 2017	$76,000	$84,740

Biotechnology - 0.5%
Life Technologies Corp., 6%, 2020	$400,000	$476,614

Broadcasting - 4.0%
Allbritton Communications Co., 8%, 2018	$50,000	$53,875
AMC Networks, Inc., 7.75%, 2021	64,000	72,480

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Broadcasting - continued
CBS Corp., 5.75%, 2020	$110,000	$132,412
CBS Corp., 3.375%, 2022	298,000	309,600
Clear Channel Communications, Inc., 9%, 2021	103,000	88,323
Clear Channel Worldwide Holdings, Inc., 7.625%, 2020	50,000	48,500
Clear Channel Worldwide Holdings, Inc., “A”, 7.625%, 2020	5,000	4,775
Hughes Network Systems LLC, 7.625%, 2021	60,000	66,300
Inmarsat Finance PLC, 7.375%, 2017 (n)	130,000	141,375
Intelsat Bermuda Ltd., 11.25%, 2017	180,000	189,000
Intelsat Bermuda Ltd., 11.5%, 2017 (p)	235,000	246,750
Intelsat Jackson Holdings Ltd., 11.25%, 2016	29,000	30,523
LBI Media, Inc., 8.5%, 2017 (z)	60,000	13,800
Liberty Media Corp., 8.5%, 2029	90,000	95,400
Liberty Media Corp., 8.25%, 2030	50,000	52,813
Local TV Finance LLC, 9.25%, 2015 (p)(z)	81,767	83,402
NBCUniversal Media LLC, 5.95%, 2041	367,000	461,298
Newport Television LLC, 13%, 2017 (n)(p)	85,602	92,664
News America, Inc., 8.5%, 2025	233,000	316,276
Nexstar Broadcasting Group, Inc., 8.875%, 2017	45,000	48,375
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)	50,000	55,625
Sinclair Broadcast Group, Inc., 8.375%, 2018	15,000	16,406
SIRIUS XM Radio, Inc., 13%, 2013 (n)	30,000	33,338
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)	60,000	68,400
SIRIUS XM Radio, Inc., 7.625%, 2018 (n)	175,000	193,375
SIRIUS XM Radio, Inc., 5.25%, 2022 (z)	15,000	15,000
Townsquare Radio LLC, 9%, 2019 (z)	40,000	42,300
Univision Communications, Inc., 6.875%, 2019 (n)	125,000	129,063
Univision Communications, Inc., 7.875%, 2020 (n)	145,000	155,513
Univision Communications, Inc., 8.5%, 2021 (n)	75,000	75,938
Vivendi S.A., 4.75%, 2022 (n)	330,000	333,003
WPP Finance, 8%, 2014	400,000	448,857

		$4,114,759
Brokerage & Asset Managers - 1.1%
BlackRock, Inc., 3.375%, 2022	$148,000	$156,472
Blackstone Holdings Finance Co., LLC, 4.75%, 2023 (n)	301,000	309,433
E*TRADE Financial Corp., 7.875%, 2015	75,000	76,313
E*TRADE Financial Corp., 12.5%, 2017	180,000	205,425
TD AMERITRADE Holding Corp., 5.6%, 2019	350,000	404,787

		$1,152,430
Building - 0.9%
Building Materials Holding Corp., 6.875%, 2018 (n)	$45,000	$48,263
Building Materials Holding Corp., 7%, 2020 (n)	200,000	216,500
Building Materials Holding Corp., 6.75%, 2021 (n)	40,000	43,700
CRH PLC, 8.125%, 2018	210,000	254,387
HD Supply, Inc., 8.125%, 2019 (n)	50,000	54,250
Masonite International Corp., 8.25%, 2021 (n)	95,000	99,513
Nortek, Inc., 8.5%, 2021	150,000	159,375
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10%, 2020 (n)	30,000	32,100
USG Corp., 7.875%, 2020 (n)	45,000	47,869

		$955,957
Business Services - 1.0%
Ceridian Corp., 12.25%, 2015 (p)	$65,000	$64,350
Ceridian Corp., 8.875%, 2019 (z)	30,000	32,175

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Business Services - continued
Fidelity National Information Services, Inc., 7.625%, 2017		$45,000	$49,500
Fidelity National Information Services, Inc., 5%, 2022		40,000	41,600
iGate Corp., 9%, 2016		205,000	221,913
Iron Mountain, Inc., 8.375%, 2021		115,000	127,075
Legend Acquisition Sub, Inc., 10.75%, 2020 (z)		70,000	69,125
SunGard Data Systems, Inc., 10.25%, 2015		60,000	61,425
SunGard Data Systems, Inc., 7.375%, 2018		140,000	148,750
Tencent Holdings Ltd., 3.375%, 2018 (z)		209,000	209,511

			$1,025,424
Cable TV - 2.2%
Bresnan Broadband Holdings LLC, 8%, 2018 (n)		$25,000	$26,500
CCH II LLC, 13.5%, 2016		105,000	114,975
CCO Holdings LLC, 7.875%, 2018		160,000	173,600
CCO Holdings LLC, 8.125%, 2020		135,000	151,875
CCO Holdings LLC, 7.375%, 2020		40,000	44,400
Cequel Communications Holdings, 8.625%, 2017 (n)		150,000	161,063
CSC Holdings LLC, 8.5%, 2014		60,000	65,925
DIRECTV Holdings LLC, 5.875%, 2019		160,000	188,078
DIRECTV Holdings LLC, 3.8%, 2022		410,000	423,515
DISH DBS Corp., 6.75%, 2021		55,000	58,575
EchoStar Corp., 7.125%, 2016		55,000	60,500
Time Warner Cable, Inc., 8.25%, 2019		110,000	146,820
Time Warner Cable, Inc., 4%, 2021		170,000	186,079
UPC Holding B.V., 9.875%, 2018 (n)		100,000	112,250
UPCB Finance III Ltd., 6.625%, 2020 (n)		150,000	158,625
Videotron Ltee, 5%, 2022		50,000	53,000
Virgin Media Finance PLC, 9.5%, 2016		42,000	46,935
Ziggo Bond Co. B.V., 8%, 2018 (n)	EUR	100,000	138,044

			$2,310,759
Chemicals - 2.0%
Cabot Corp., 3.7%, 2022		$450,000	$460,756
Celanese U.S. Holdings LLC, 6.625%, 2018		165,000	181,913
Dow Chemical Co., 8.55%, 2019		540,000	728,945
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2018		115,000	115,863
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 9%, 2020		25,000	21,375
Huntsman International LLC, 8.625%, 2021		95,000	108,775
Momentive Performance Materials, Inc., 12.5%, 2014		99,000	102,094
Momentive Performance Materials, Inc., 11.5%, 2016		83,000	50,630
Polypore International, Inc., 7.5%, 2017		95,000	102,125
Sociedad Quimica y Minera de Chile S.A., 5.5%, 2020 (n)		140,000	158,972

			$2,031,448
Computer Software - 0.7%
Lawson Software, Inc., 11.5%, 2018 (n)		$110,000	$125,400
Lawson Software, Inc., 9.375%, 2019 (n)		25,000	27,063
Nuance Communications, Inc., 5.375%, 2020 (z)		40,000	40,900
Oracle Corp., 5.375%, 2040		244,000	312,811
Syniverse Holdings, Inc., 9.125%, 2019		125,000	135,000
TransUnion Holding Co., Inc., 9.625%, 2018 (n)(p)		40,000	43,400
TransUnion LLC/TransUnion Financing Corp., 11.375%, 2018		15,000	17,700

			$702,274

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Computer Software - Systems - 0.5%
Audatex North America, Inc., 6.75%, 2018 (n)	$45,000	$48,263
CDW LLC/CDW Finance Corp., 12.535%, 2017	80,000	85,800
CDW LLC/CDW Finance Corp., 8.5%, 2019	160,000	175,200
DuPont Fabros Technology, Inc., REIT, 8.5%, 2017	195,000	215,475

		$524,738
Conglomerates - 1.2%
Amsted Industries, Inc., 8.125%, 2018 (n)	$175,000	$189,000
Dynacast International LLC, 9.25%, 2019	70,000	73,500
Griffon Corp., 7.125%, 2018	140,000	146,825
Ingersoll-Rand Global Holding Co. Ltd., 6%, 2013	290,000	303,927
Ingersoll-Rand Global Holding Co. Ltd., 9.5%, 2014	472,000	531,299

		$1,244,551
Consumer Products - 0.9%
Easton-Bell Sports, Inc., 9.75%, 2016	$80,000	$87,300
Elizabeth Arden, Inc., 7.375%, 2021	90,000	99,900
FGI Operating Co./FGI Finance, Inc., 7.875%, 2020 (z)	5,000	5,275
Jarden Corp., 7.5%, 2020	100,000	110,500
Libbey Glass, Inc., 6.875%, 2020 (n)	30,000	31,988
Mattel, Inc., 5.45%, 2041	219,000	248,572
Newell Rubbermaid, Inc., 5.5%, 2013	360,000	369,846

		$953,381
Consumer Services - 1.0%
Experian Finance PLC, 2.375%, 2017 (n)	$297,000	$300,203
Service Corp. International, 6.75%, 2015	10,000	10,925
Service Corp. International, 7%, 2017	335,000	381,900
Western Union Co., FRN, 1.047%, 2013	340,000	341,097

		$1,034,125
Containers - 0.3%
Ball Corp., 5%, 2022	$52,000	$54,600
Consolidated Container Co. LLC/Consolidated Container Finance, Inc., 10.125%, 2020 (z)	40,000	41,800
Reynolds Group, 7.125%, 2019	200,000	215,500

		$311,900
Defense Electronics - 0.5%
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	$300,000	$358,051
Ducommun, Inc., 9.75%, 2018	100,000	104,625
ManTech International Corp., 7.25%, 2018	80,000	84,000

		$546,676
Electrical Equipment - 0.4%
Avaya, Inc., 9.75%, 2015	$70,000	$60,725
Avaya, Inc., 7%, 2019 (n)	25,000	22,875
Ericsson, Inc., 4.125%, 2022	298,000	303,305

		$386,905
Electronics - 1.1%
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	$155,000	$167,788
Nokia Corp., 5.375%, 2019	35,000	29,612
Sensata Technologies B.V., 6.5%, 2019 (n)	260,000	274,300
Tyco Electronics Group S.A., 3.5%, 2022	126,000	129,233
Tyco Electronics Ltd., 6%, 2012	500,000	501,953

		$1,102,886

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Emerging Market Quasi-Sovereign - 2.3%
Comision Federal de Electricidad, 5.75%, 2042 (n)	$202,000	$226,745
Development Bank of Kazakhstan, 5.5%, 2015 (n)	282,000	304,560
Gaz Capital S.A., 5.999%, 2021 (n)	342,000	387,763
Korea Gas Corp., 2.25%, 2017 (z)	370,000	370,235
Petrobras International Finance Co., 7.875%, 2019	163,000	202,107
Petrobras International Finance Co., 6.75%, 2041	167,000	207,587
Petroleos Mexicanos, 5.5%, 2021	178,000	206,480
Petroleos Mexicanos, 4.875%, 2022 (n)	110,000	123,200
Petroleos Mexicanos, 6.5%, 2041 (n)	127,000	156,845
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)	188,442	205,401

		$2,390,923
Emerging Market Sovereign - 0.5%
Republic of Philippines, 6.375%, 2034	$126,000	$170,888
Republic of Slovakia, 4.375%, 2022 (n)	200,000	207,312
Republic of South Africa, 6.25%, 2041	107,000	143,915

		$522,115
Energy - Independent - 3.6%
ATP Oil & Gas Corp., 11.875%, 2015 (a)	$45,000	$11,700
BreitBurn Energy Partners LP, 8.625%, 2020	45,000	48,375
BreitBurn Energy Partners LP, 7.875%, 2022 (n)	55,000	56,100
Carrizo Oil & Gas, Inc., 8.625%, 2018	40,000	42,700
Chaparral Energy, Inc., 7.625%, 2022 (n)	115,000	121,613
Chesapeake Energy Corp., 6.875%, 2020	85,000	88,188
Concho Resources, Inc., 8.625%, 2017	60,000	66,150
Concho Resources, Inc., 6.5%, 2022	115,000	124,200
Continental Resources, Inc., 8.25%, 2019	100,000	113,000
Denbury Resources, Inc., 8.25%, 2020	150,000	170,250
Energy XXI Gulf Coast, Inc., 9.25%, 2017	155,000	172,825
EQT Corp., 4.875%, 2021	198,000	208,680
Everest Acquisition LLC/Everest Acquisition Finance, Inc., 9.375%, 2020 (n)	230,000	250,125
EXCO Resources, Inc., 7.5%, 2018	115,000	104,650
Harvest Operations Corp., 6.875%, 2017	155,000	165,850
Hess Corp., 8.125%, 2019	120,000	156,580
Hilcorp Energy I/Hilcorp Finance Co., 8%, 2020 (n)	35,000	38,763
Laredo Petroleum, Inc., 9.5%, 2019	65,000	73,775
LINN Energy LLC, 6.5%, 2019 (n)	35,000	34,825
LINN Energy LLC, 8.625%, 2020	55,000	59,400
LINN Energy LLC, 7.75%, 2021	72,000	75,060
Newfield Exploration Co., 6.875%, 2020	140,000	152,950
OGX Petroleo e Gas Participacoes S.A., 8.5%, 2018 (n)	293,000	260,038
Plains Exploration & Production Co., 8.625%, 2019	95,000	107,588
QEP Resources, Inc., 6.875%, 2021	180,000	203,400
Range Resources Corp., 8%, 2019	65,000	71,825
Range Resources Corp., 5%, 2022	30,000	31,238
Samson Investment Co., 9.75%, 2020 (z)	30,000	30,900
SandRidge Energy, Inc., 8%, 2018 (n)	165,000	172,013
SM Energy Co., 6.5%, 2021	90,000	94,050
Southwestern Energy Co., 4.1%, 2022 (n)	256,000	269,154
Talisman Energy, Inc., 7.75%, 2019	50,000	63,123
Whiting Petroleum Corp., 6.5%, 2018	60,000	64,575

		$3,703,663

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Energy - Integrated - 1.3%
BP Capital Markets PLC, 4.5%, 2020	$106,000	$123,321
BP Capital Markets PLC, 4.742%, 2021	240,000	281,596
Cenovus Energy, Inc., 4.5%, 2014	140,000	150,009
Pacific Rubiales Energy Corp., 7.25%, 2021 (n)	142,000	164,720
Petro-Canada, 6.05%, 2018	500,000	609,432

		$1,329,078
Engineering - Construction - 0.1%
B-Corp. Merger Sub, Inc., 8.25%, 2019 (n)	$75,000	$74,625

Entertainment - 0.5%
AMC Entertainment, Inc., 8.75%, 2019	$155,000	$169,725
AMC Entertainment, Inc., 9.75%, 2020	95,000	104,975
Cedar Fair LP, 9.125%, 2018	60,000	68,100
Cinemark USA, Inc., 8.625%, 2019	135,000	151,200

		$494,000
Financial Institutions - 2.8%
Ally Financial, Inc., 5.5%, 2017	$225,000	$234,024
CIT Group, Inc., 5.25%, 2014 (n)	135,000	140,231
CIT Group, Inc., 7%, 2017 (n)	80,621	80,702
CIT Group, Inc., 5.25%, 2018	110,000	114,675
CIT Group, Inc., 6.625%, 2018 (n)	232,000	252,010
CIT Group, Inc., 5.5%, 2019 (n)	110,000	114,675
General Electric Capital Corp., 6%, 2019	130,000	157,804
General Electric Capital Corp., 5.5%, 2020	250,000	295,909
General Electric Capital Corp., FRN, 1.309%, 2014	300,000	301,844
GMAC, Inc., 8%, 2031	20,000	23,650
Icahn Enterprises LP, 8%, 2018 (z)	16,000	17,040
Icahn Enterprises LP, 8%, 2018	45,000	47,925
International Lease Finance Corp., 4.875%, 2015	45,000	46,181
International Lease Finance Corp., 8.625%, 2015	45,000	50,456
International Lease Finance Corp., 7.125%, 2018 (n)	152,000	174,800
Nationstar Mortgage LLC/Capital Corp., 10.875%, 2015	155,000	169,338
Nationstar Mortgage LLC/Capital Corp., 9.625%, 2019 (n)	35,000	38,500
PHH Corp., 9.25%, 2016	85,000	93,713
PHH Corp., 7.375%, 2019	65,000	67,113
SLM Corp., 8.45%, 2018	170,000	196,350
SLM Corp., 8%, 2020	195,000	220,838
SLM Corp., 7.25%, 2022	15,000	16,200

		$2,853,978
Food & Beverages - 4.2%
Anheuser-Busch InBev S.A., 7.75%, 2019	$370,000	$497,417
ARAMARK Corp., 8.5%, 2015	300,000	307,503
B&G Foods, Inc., 7.625%, 2018	155,000	168,078
Campbell Soup Co., 2.5%, 2022	168,000	167,676
Conagra Foods, Inc., 5.875%, 2014	500,000	538,553
JBS USA LLC/JBS USA Finance, 8.25%, 2020 (n)	30,000	28,650
Kraft Foods Group, Inc., 6.125%, 2018 (n)	130,000	159,710
Kraft Foods Group, Inc., 3.5%, 2022 (n)	528,000	559,236
Kraft Foods, Inc., 6.75%, 2014	150,000	163,213
Mead Johnson Nutrition Co., “A”, 4.9%, 2019	85,000	97,253
Miller Brewing Co., 5.5%, 2013 (n)	380,000	395,437
Pernod Ricard S.A., 5.75%, 2021 (n)	156,000	181,681

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Food & Beverages - continued
Pernod-Ricard S.A., 4.45%, 2022 (n)		$151,000	$162,833
Pinnacle Foods Finance LLC, 9.25%, 2015		94,000	96,468
Pinnacle Foods Finance LLC, 8.25%, 2017		25,000	26,500
SABMiller Holdings, Inc., 3.75%, 2022 (n)		414,000	448,941
TreeHouse Foods, Inc., 7.75%, 2018		80,000	87,200
Tyson Foods, Inc., 4.5%, 2022		202,000	204,020

			$4,290,369
Food & Drug Stores - 0.6%
CVS Caremark Corp., 3.25%, 2015		$180,000	$190,944
CVS Caremark Corp., 5.75%, 2041		350,000	443,597

			$634,541
Forest & Paper Products - 0.3%
Boise, Inc., 8%, 2020		$95,000	$104,975
Georgia-Pacific Corp., 8%, 2024		10,000	13,664
Graphic Packaging Holding Co., 7.875%, 2018		60,000	66,900
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	100,000	137,729
Tembec Industries, Inc., 11.25%, 2018 (n)		$40,000	41,600

			$364,868
Gaming & Lodging - 1.9%
Caesars Operating Escrow LLC, 8.5%, 2020 (n)		$125,000	$123,281
Choice Hotels International, Inc., 5.75%, 2022		15,000	16,088
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (a)(d)(n)		115,000	72
GWR Operating Partnership LLP, 10.875%, 2017		50,000	56,375
Harrah’s Operating Co., Inc., 11.25%, 2017		195,000	210,113
Host Hotels & Resorts, Inc., 5.25%, 2022 (n)		25,000	26,719
Isle of Capri Casinos, Inc., 8.875%, 2020 (z)		85,000	87,338
Marriott International, Inc., 5.625%, 2013		230,000	234,697
MGM Mirage, 10.375%, 2014		15,000	17,025
MGM Mirage, 6.625%, 2015		35,000	36,488
MGM Mirage, 7.5%, 2016		20,000	20,875
MGM Resorts International, 11.375%, 2018		105,000	121,013
MGM Resorts International, 9%, 2020		185,000	206,506
Penn National Gaming, Inc., 8.75%, 2019		145,000	161,856
Pinnacle Entertainment, Inc., 8.75%, 2020		50,000	54,875
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 9.5%, 2019 (n)		15,000	15,900
Seven Seas Cruises S. DE R.L., 9.125%, 2019		115,000	119,600
Wyndham Worldwide Corp., 6%, 2016		1,000	1,116
Wyndham Worldwide Corp., 5.75%, 2018		250,000	279,602
Wyndham Worldwide Corp., 7.375%, 2020		55,000	66,031
Wynn Las Vegas LLC, 7.75%, 2020		90,000	100,575

			$1,956,145
Industrial - 1.4%
Altra Holdings, Inc., 8.125%, 2016		$58,000	$62,205
Cornell University, 4.35%, 2014		240,000	252,814
Johns Hopkins University, 5.25%, 2019		470,000	576,356
Mueller Water Products, Inc., 8.75%, 2020		71,000	79,165
Princeton University, 4.95%, 2019		310,000	370,180
SPL Logistics Escrow, LLC, 8.875%, 2020 (z)		50,000	51,500

			$1,392,220

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Insurance - 2.2%
American International Group, Inc., 8.25%, 2018		$100,000	$126,162
American International Group, Inc., 8.175% to 2038, FRN to 2068		290,000	346,188
Metropolitan Life Global Funding I, 5.125%, 2014 (n)		180,000	193,493
Principal Financial Group, Inc., 8.875%, 2019		250,000	331,249
Prudential Financial, Inc., 3.625%, 2012		230,000	230,235
Prudential Financial, Inc., 6.2%, 2015		450,000	496,848
Unum Group, 7.125%, 2016		445,000	518,181

			$2,242,356
Insurance - Health - 0.1%
AMERIGROUP Corp., 7.5%, 2019		$45,000	$52,425

Insurance - Property & Casualty - 2.8%
Aon Corp., 3.5%, 2015		$350,000	$369,035
AXIS Capital Holdings Ltd., 5.75%, 2014		400,000	430,367
CNA Financial Corp., 5.875%, 2020		390,000	449,581
Liberty Mutual Group, Inc., 4.95%, 2022 (n)		299,000	312,715
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2088 (n)		150,000	209,625
PartnerRe Ltd., 5.5%, 2020		257,000	286,907
QBE Capital Funding III Ltd., FRN, 7.25%, 2041 (n)		310,000	303,567
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2067 (n)		500,000	525,625

			$2,887,422
International Market Quasi-Sovereign - 2.4%
EDF Energies Nouvelles S.A., 6.5%, 2019 (n)		$450,000	$545,490
ING Bank N.V., 3.9%, 2014 (n)		530,000	555,557
Irish Life & Permanent PLC, 3.6%, 2013 (e)(n)		700,000	694,704
Israel Electric Corp. Ltd., 6.7%, 2017 (n)		236,000	252,815
Vestjysk Bank A/S, FRN, 1.017%, 2013 (n)		240,000	240,609
Westpac Banking Corp., 3.45%, 2014 (n)		220,000	231,759

			$2,520,934
International Market Sovereign - 9.7%
Commonwealth of Australia, 5.75%, 2021	AUD	77,000	$96,662
Federal Republic of Germany, 3.75%, 2015	EUR	483,000	661,277
Federal Republic of Germany, 4.25%, 2018	EUR	196,000	298,324
Federal Republic of Germany, 6.25%, 2030	EUR	164,000	335,825
Government of Bermuda, 5.603%, 2020 (n)		$115,000	133,571
Government of Canada, 4.5%, 2015	CAD	171,000	188,868
Government of Canada, 4.25%, 2018	CAD	90,000	105,451
Government of Canada, 5.75%, 2033	CAD	31,000	49,258
Government of Japan, 1.7%, 2017	JPY	67,550,000	921,764
Government of Japan, 1.1%, 2020	JPY	34,350,000	457,265
Government of Japan, 2.1%, 2024	JPY	16,150,000	230,917
Government of Japan, 2.2%, 2027	JPY	38,550,000	549,362
Government of Japan, 2.4%, 2037	JPY	40,550,000	578,488
Kingdom of Belgium, 5.5%, 2017	EUR	229,000	345,643
Kingdom of Denmark, 3%, 2021	DKK	467,000	91,878
Kingdom of Spain, 4.6%, 2019	EUR	338,000	382,611
Kingdom of Sweden, 5%, 2020	SEK	315,000	61,198
Kingdom of the Netherlands, 3.75%, 2014	EUR	378,000	508,159
Kingdom of the Netherlands, 5.5%, 2028	EUR	45,000	81,535
Republic of Austria, 4.65%, 2018	EUR	158,000	236,136
Republic of Finland, 3.875%, 2017	EUR	46,000	67,255
Republic of France, 6%, 2025	EUR	107,000	185,781

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
International Market Sovereign - continued
Republic of France, 4.75%, 2035	EUR	229,000	$369,706
Republic of Iceland, 4.875%, 2016 (n)		$166,000	173,055
Republic of Italy, 4.25%, 2015	EUR	181,000	233,071
Republic of Italy, 5.25%, 2017	EUR	539,000	694,266
Republic of Italy, 3.75%, 2021	EUR	217,000	241,652
State of Israel, 4%, 2022		$504,000	527,940
United Kingdom Treasury, 8%, 2015	GBP	216,000	430,644
United Kingdom Treasury, 8%, 2021	GBP	160,000	395,235
United Kingdom Treasury, 4.25%, 2036	GBP	148,000	295,905

			$9,928,702
Local Authorities - 0.3%
Louisiana Gas & Fuels Tax Rev. (Build America Bonds), FRN, 3%, 2043		$310,000	$311,234

Machinery & Tools - 0.8%
Case Corp., 7.25%, 2016		$50,000	$56,250
Case New Holland, Inc., 7.875%, 2017		350,000	411,250
H&E Equipment Services LLC, 7%, 2022 (z)		35,000	36,313
NESCO LLC/NESCO Holdings Corp., 11.75%, 2017 (z)		70,000	73,500
RSC Equipment Rental, Inc., 8.25%, 2021		115,000	125,925
UR Financing Escrow Corp., 5.75%, 2018 (n)		45,000	47,588
UR Financing Escrow Corp., 7.625%, 2022 (n)		45,000	48,600

			$799,426
Major Banks - 9.9%
ABN AMRO Bank N.V., 3%, 2014 (n)		$400,000	$402,575
ABN AMRO Bank N.V., 4.25%, 2017 (n)		400,000	423,284
Bank of America Corp., 7.375%, 2014		280,000	305,548
Bank of America Corp., 6.5%, 2016		430,000	490,367
Barclays Bank PLC, 5.125%, 2020		340,000	367,198
Barclays Bank PLC, FRN, 1.496%, 2014		190,000	189,984
Commonwealth Bank of Australia, 5%, 2019 (n)		320,000	362,486
Credit Suisse New York, 5.5%, 2014		490,000	522,883
Credit Suisse New York, FRN, 1.415%, 2014		250,000	251,056
DBS Bank Ltd., 2.35%, 2017 (n)		400,000	412,296
Goldman Sachs Group, Inc., 6%, 2014		700,000	747,313
Goldman Sachs Group, Inc., 5.75%, 2022		409,000	451,316
HSBC Holdings PLC, 4%, 2022		352,000	377,384
HSBC USA, Inc., 4.875%, 2020		360,000	382,262
ING Bank N.V., 3.75%, 2017 (n)		407,000	421,827
ING Bank N.V., FRN, 1.517%, 2013 (n)		380,000	381,289
Intesa Sanpaolo S.p.A., FRN, 2.83%, 2014 (n)		200,000	191,697
JPMorgan Chase & Co., 2%, 2017		150,000	151,157
JPMorgan Chase & Co., 4.625%, 2021		360,000	402,581
Macquarie Bank Ltd., 5%, 2017 (n)		167,000	174,448
Macquarie Group Ltd., 6%, 2020 (n)		230,000	237,245
Merrill Lynch & Co., Inc., 6.4%, 2017		40,000	45,446
Morgan Stanley, 6%, 2014		160,000	169,161
Morgan Stanley, 7.3%, 2019		110,000	124,072
Morgan Stanley, 5.625%, 2019		180,000	186,262
Morgan Stanley, FRN, 2.052%, 2014		260,000	258,284
Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 2049		150,000	141,000
Royal Bank of Scotland PLC, 6.125%, 2021		200,000	229,102
Standard Chartered PLC, 3.85%, 2015 (n)		290,000	303,195

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Major Banks - continued
Wells Fargo & Co., 4.375%, 2013	$410,000	$416,514
Wells Fargo & Co., 7.98% to 2018, FRN to 2049	141,000	159,683
Westpac Banking Corp., 2%, 2017	450,000	454,744

		$10,133,659
Medical & Health Technology & Services - 3.5%
Aristotle Holding, Inc., 3.9%, 2022 (n)	$200,000	$217,412
Biomet, Inc., 10%, 2017	60,000	63,488
Biomet, Inc., 11.625%, 2017	65,000	69,469
Biomet, Inc., 6.5%, 2020 (z)	25,000	25,938
Cardinal Health, Inc., 5.8%, 2016	279,000	325,699
Davita, Inc., 6.375%, 2018	160,000	170,800
Davita, Inc., 6.625%, 2020	95,000	101,413
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	65,000	74,831
Fresenius Medical Care Capital Trust III, 5.625%, 2019 (n)	75,000	80,156
HCA, Inc., 8.5%, 2019	330,000	372,075
HCA, Inc., 7.5%, 2022	110,000	122,375
HCA, Inc., 5.875%, 2022	45,000	47,869
HealthSouth Corp., 8.125%, 2020	325,000	357,094
Hologic, Inc., 6.25%, 2020 (z)	15,000	15,881
Hospira, Inc., 6.05%, 2017	130,000	149,882
IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 2019	95,000	90,606
McKesson Corp., 3.25%, 2016	340,000	366,091
Physio-Control International, Inc., 9.875%, 2019 (z)	55,000	59,400
Select Medical Corp., 7.625%, 2015	14,000	14,184
Tenet Healthcare Corp., 9.25%, 2015	65,000	72,638
Thermo Fisher Scientific, Inc., 3.15%, 2023	483,000	495,835
Truven Health Analytics, Inc., 10.625%, 2020 (z)	40,000	42,700
Universal Health Services, Inc., 7%, 2018	70,000	75,600
Universal Hospital Services, Inc., 7.625%, 2020 (z)	80,000	84,200
Vanguard Health Systems, Inc., 8%, 2018	60,000	63,000

		$3,558,636
Metals & Mining - 1.1%
AngloGold Ashanti Holdings PLC, 5.125%, 2022	$250,000	$255,501
Arch Coal, Inc., 7.25%, 2020	90,000	81,450
Cloud Peak Energy, Inc., 8.25%, 2017	175,000	189,875
Cloud Peak Energy, Inc., 8.5%, 2019	125,000	138,750
Consol Energy, Inc., 8%, 2017	165,000	177,788
Consol Energy, Inc., 8.25%, 2020	45,000	48,488
Fortescue Metals Group Ltd., 8.25%, 2019 (n)	40,000	39,800
Peabody Energy Corp., 6%, 2018 (n)	40,000	40,900
Peabody Energy Corp., 6.25%, 2021 (n)	40,000	40,700
Vale Overseas Ltd., 4.375%, 2022	141,000	144,508

		$1,157,760
Mortgage-Backed - 1.8%
Fannie Mae, 6.5%, 2036 (f)	$357,892	$409,355
Fannie Mae, 6%, 2037	242,124	267,392
Freddie Mac, 4.224%, 2020	275,759	319,179
Ginnie Mae, 9%, 2016	24,049	26,683
Ginnie Mae, 11%, 2019	558	561
Ginnie Mae, 5.612%, 2058	440,989	468,645
Ginnie Mae, 6.357%, 2058	358,405	384,166

		$1,875,981

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Natural Gas - Distribution - 0.1%
AmeriGas Finance LLC, 6.75%, 2020	$80,000	$85,200
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 2021	55,000	53,900

		$139,100
Natural Gas - Pipeline - 3.4%
Atlas Pipeline Partners LP, 8.75%, 2018	$150,000	$160,875
Colorado Interstate Gas Co., 6.8%, 2015	32,000	37,164
Crosstex Energy, Inc., 8.875%, 2018	145,000	154,788
El Paso Corp., 7%, 2017	145,000	165,853
El Paso Corp., 7.75%, 2032	150,000	176,604
Enbridge Energy Partners LP, 4.2%, 2021	400,000	426,760
Energy Transfer Equity LP, 7.5%, 2020	125,000	143,750
Energy Transfer Partners LP, 6.5%, 2042	348,000	394,917
Enterprise Products Operating LP, 5.65%, 2013	500,000	512,677
Enterprise Products Partners LP, 6.3%, 2017	400,000	484,052
Enterprise Products Partners LP, 8.375% to 2016, FRN to 2066	59,000	66,080
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068	38,000	42,560
Kinder Morgan Energy Partners LP, 5.85%, 2012	271,000	271,347
Kinder Morgan Energy Partners LP, 6.375%, 2041	360,000	433,687
Rockies Express Pipeline LLC, 5.625%, 2020 (n)	48,000	45,840

		$3,516,954
Network & Telecom - 2.9%
AT&T, Inc., 3.875%, 2021	$480,000	$539,872
British Telecommunications PLC, 5.15%, 2013	255,000	259,182
Centurylink, Inc., 7.65%, 2042	267,000	278,351
Cincinnati Bell, Inc., 8.25%, 2017	30,000	32,100
Citizens Communications Co., 9%, 2031	60,000	63,000
France Telecom, 4.375%, 2014	240,000	253,688
Frontier Communications Corp., 8.125%, 2018	70,000	77,875
Qwest Communications International, Inc., 7.125%, 2018 (n)	95,000	101,033
Qwest Corp., 7.5%, 2014	95,000	106,346
Telefonica Emisiones S.A.U., 2.582%, 2013	500,000	500,500
Verizon Communications, Inc., 8.75%, 2018	440,000	617,148
Windstream Corp., 8.125%, 2018	15,000	15,975
Windstream Corp., 7.75%, 2020	135,000	141,750

		$2,986,820
Oil Services - 0.7%
Chesapeake Energy Corp., 6.625%, 2019 (n)	$35,000	$33,600
Dresser-Rand Group, Inc., 6.5%, 2021	40,000	42,000
Pioneer Energy Services Corp., 9.875%, 2018	110,000	119,075
Transocean, Inc., 6%, 2018	400,000	463,190
Unit Corp., 6.625%, 2021	60,000	60,900
Unit Corp., 6.625%, 2021 (z)	45,000	45,675

		$764,440
Oils - 0.3%
Phillips 66, 4.3%, 2022 (n)	$243,000	$264,627

Other Banks & Diversified Financials - 6.1%
American Express Centurion Bank, 5.5%, 2013	$250,000	$257,581
Bancolombia S.A., 5.95%, 2021	102,000	112,455
BB&T Corp., 2.05%, 2014	300,000	306,617
BBVA Banco Continental S.A., 5%, 2022 (z)	10,000	10,275

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Other Banks & Diversified Financials - continued
BBVA Senior Finance S.A. Unipersonal, FRN, 2.561%, 2014	$300,000	$286,852
Capital One Financial Corp., FRN, 1.605%, 2014	370,000	372,644
Citigroup, Inc., 6.375%, 2014	230,000	249,498
Citigroup, Inc., 6.01%, 2015	200,000	218,513
Citigroup, Inc., 8.5%, 2019	204,000	260,977
Danske Bank A/S, 3.75%, 2015 (n)	510,000	521,776
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	243,000	261,531
Itau Unibanco Holding S.A., 5.5%, 2022 (n)	201,000	204,719
LBG Capital No. 1 PLC, 7.875%, 2020 (n)	100,000	96,744
Lloyds TSB Bank PLC, 5.8%, 2020 (n)	205,000	227,715
Rabobank Nederland N.V., 3.375%, 2017	242,000	255,998
Santander Holdings USA, Inc., 4.625%, 2016	50,000	50,315
Santander International Debt S.A., 2.991%, 2013 (n)	500,000	493,385
Santander UK PLC, 8.963% to 2030, FRN to 2049	200,000	205,000
SunTrust Banks, Inc., 3.5%, 2017	288,000	305,597
Svenska Handelsbanken AB, 4.875%, 2014 (n)	580,000	616,250
U.S. Bancorp, 2.95%, 2022	192,000	193,431
Union Bank, 3%, 2016	690,000	735,507

		$6,243,380
Pharmaceuticals - 1.2%
Celgene Corp., 2.45%, 2015	$130,000	$134,567
Celgene Corp., 3.95%, 2020	300,000	323,689
Pfizer, Inc., 6.2%, 2019	500,000	639,755
Valeant Pharmaceuticals International, Inc., 6.5%, 2016 (n)	35,000	36,925
Valeant Pharmaceuticals International, Inc., 7%, 2020 (n)	95,000	98,325

		$1,233,261
Pollution Control - 0.4%
Heckmann Corp., 9.875%, 2018	$60,000	$56,700
Republic Services, Inc., 5.25%, 2021	320,000	379,089

		$435,789
Printing & Publishing - 0.4%
American Media, Inc., 13.5%, 2018 (z)	$9,917	$9,396
Nielsen Finance LLC, 11.5%, 2016	45,000	50,400
Nielsen Finance LLC, 7.75%, 2018	85,000	95,625
Pearson Funding Four PLC, 3.75%, 2022 (n)	201,000	209,413

		$364,834
Railroad & Shipping - 0.8%
Burlington Northern Santa Fe LLC, 3.05%, 2022	$410,000	$422,857
Canadian Pacific Railway Co., 7.25%, 2019	250,000	311,530
Kansas City Southern de Mexico S.A. de C.V., 6.125%, 2021	40,000	44,800

		$779,187
Real Estate - 3.0%
Boston Properties LP, REIT, 3.7%, 2018	$193,000	$204,716
Boston Properties LP, REIT, 3.85%, 2023	377,000	394,368
BRE Properties, Inc., REIT, 3.375%, 2023	410,000	408,474
CNL Lifestyle Properties, Inc., REIT, 7.25%, 2019	45,000	41,906
Entertainment Properties Trust, REIT, 7.75%, 2020	85,000	94,698
ERP Operating, REIT, 5.125%, 2016	450,000	504,386
HCP, Inc., REIT, 5.375%, 2021	283,000	323,946
Kennedy Wilson, Inc., 8.75%, 2019	40,000	42,500

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Real Estate - continued
Kimco Realty Corp., REIT, 6.875%, 2019	$82,000	$100,800
MPT Operating Partnership LP, REIT, 6.875%, 2021	80,000	87,000
MPT Operating Partnership LP, REIT, 6.375%, 2022	45,000	47,475
Simon Property Group, Inc., REIT, 6.1%, 2016	500,000	575,377
WEA Finance LLC, REIT, 6.75%, 2019 (n)	250,000	299,781

		$3,125,427
Retailers - 2.8%
Academy Ltd., 9.25%, 2019 (n)	$50,000	$54,750
AutoZone, Inc., 6.5%, 2014	420,000	451,212
AutoZone, Inc., 3.7%, 2022	78,000	82,023
Burlington Coat Factory Warehouse Corp., 10%, 2019	95,000	102,363
Dollar General Corp., 4.125%, 2017	247,000	256,880
Gap, Inc., 5.95%, 2021	379,000	409,320
J. Crew Group, Inc., 8.125%, 2019	80,000	83,700
Limited Brands, Inc., 6.9%, 2017	70,000	79,625
Limited Brands, Inc., 7%, 2020	35,000	39,419
Limited Brands, Inc., 6.95%, 2033	40,000	39,800
Macy’s, Inc., 7.875%, 2015	330,000	387,691
Neiman Marcus Group, Inc., 10.375%, 2015	85,000	87,232
Pantry, Inc., 8.375%, 2020 (z)	40,000	41,350
QVC, Inc., 7.375%, 2020 (n)	70,000	77,999
Rite Aid Corp., 9.25%, 2020	65,000	66,788
Sally Beauty Holdings, Inc., 6.875%, 2019	40,000	44,700
Staples, Inc., 9.75%, 2014	260,000	290,391
Toys “R” Us Property Co. II LLC, 8.5%, 2017	55,000	59,538
Toys “R” Us, Inc., 10.75%, 2017	145,000	159,863
Yankee Acquisition Corp., 8.5%, 2015	2,000	2,033
YCC Holdings LLC/Yankee Finance, Inc., 10.25%, 2016 (p)	45,000	46,856

		$2,863,533
Specialty Chemicals - 0.3%
Ecolab, Inc., 4.35%, 2021	$240,000	$273,032
Koppers, Inc., 7.875%, 2019	35,000	38,238

		$311,270
Specialty Stores - 0.2%
Gymboree Corp., 9.125%, 2018	$15,000	$14,250
Michaels Stores, Inc., 11.375%, 2016	70,000	73,588
Michaels Stores, Inc., 7.75%, 2018	115,000	122,475

		$210,313
Supermarkets - 0.8%
Delhaize Group, 5.875%, 2014	$290,000	$304,974
Safeway, Inc., 6.25%, 2014	400,000	426,167
SUPERVALU, Inc., 7.5%, 2014	60,000	57,600

		$788,741
Telecommunications - Wireless - 2.5%
America Movil S.A.B. de C.V., 3.125%, 2022	$200,000	$205,007
American Tower Corp., REIT, 4.625%, 2015	180,000	191,807
American Tower Corp., REIT, 4.7%, 2022	328,000	354,892
Clearwire Corp., 12%, 2015 (n)	75,000	74,250
Cricket Communications, Inc., 7.75%, 2020	120,000	116,400
Crown Castle International Corp., 9%, 2015	65,000	70,281

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Telecommunications - Wireless - continued
Crown Castle International Corp., 7.125%, 2019	$250,000	$271,875
Crown Castle Towers LLC, 6.113%, 2020 (n)	363,000	429,316
MetroPCS Wireless, Inc., 7.875%, 2018	50,000	53,750
Rogers Communications, Inc., 6.8%, 2018	200,000	250,773
Sprint Capital Corp., 6.875%, 2028	75,000	67,875
Sprint Nextel Corp., 6%, 2016	140,000	142,800
Sprint Nextel Corp., 8.375%, 2017	95,000	104,500
Sprint Nextel Corp., 9%, 2018 (n)	25,000	29,500
Wind Acquisition Finance S.A., 11.75%, 2017 (n)	230,000	210,450

		$2,573,476
Telephone Services - 0.2%
Cogent Communications Group, Inc., 8.375%, 2018 (n)	$40,000	$43,500
Level 3 Financing, Inc., 9.375%, 2019	85,000	93,075
Level 3 Financing, Inc., 8.625%, 2020	40,000	42,800

		$179,375
Tobacco - 1.6%
Altria Group, Inc., 9.25%, 2019	$138,000	$196,695
B.A.T. International Finance PLC, 3.25%, 2022 (n)	618,000	632,962
Lorillard Tobacco Co., 8.125%, 2019	194,000	249,036
Lorillard Tobacco Co., 6.875%, 2020	170,000	208,320
Reynolds American, Inc., 6.75%, 2017	300,000	363,418

		$1,650,431
Transportation - 0.1%
Navios South American Logistics, Inc., 9.25%, 2019	$79,000	$73,075

Transportation - Services - 1.3%
ACL I Corp., 10.625%, 2016 (p)	$105,710	$100,516
Avis Budget Car Rental LLC, 8.25%, 2019	45,000	48,600
Avis Budget Car Rental LLC, 8.25%, 2019 (n)	20,000	21,600
Avis Budget Car Rental LLC, 9.75%, 2020	35,000	39,419
CEVA Group PLC, 8.375%, 2017 (n)	155,000	150,738
Commercial Barge Line Co., 12.5%, 2017	185,000	207,200
ERAC USA Finance Co., 6.375%, 2017 (n)	340,000	406,660
Navios Maritime Acquisition Corp., 8.625%, 2017	115,000	107,813
Navios Maritime Holdings, Inc., 8.875%, 2017	50,000	50,938
Navios Maritime Holdings, Inc., 8.875%, 2017 (z)	50,000	50,438
Swift Services Holdings, Inc., 10%, 2018	150,000	164,625

		$1,348,547
U.S. Government Agencies and Equivalents - 0.0%
National Credit Union Administration Guaranteed Note, 2.9%, 2020	$20,000	$21,381

Utilities - Electric Power - 6.2%
AES Corp., 8%, 2017	$260,000	$303,550
Allegheny Energy, Inc., 5.75%, 2019 (n)	340,000	371,819
Atlantic Power Corp., 9%, 2018	55,000	57,475
Calpine Corp., 8%, 2016 (n)	105,000	113,531
Calpine Corp., 7.875%, 2020 (n)	225,000	253,125
CMS Energy Corp., 4.25%, 2015	250,000	264,405
CMS Energy Corp., 5.05%, 2022	196,000	212,424
Covanta Holding Corp., 7.25%, 2020	70,000	78,127
Covanta Holding Corp., 6.375%, 2022	25,000	27,334

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Utilities - Electric Power - continued
Dolphin Subsidiary ll, Inc., 7.25%, 2021 (n)	$70,000	$79,800
Duke Energy Corp., 3.35%, 2015	380,000	401,670
Edison Mission Energy, 7%, 2017	85,000	44,625
EDP Finance B.V., 6%, 2018 (n)	218,000	207,013
Enel Finance International S.A., 5.7%, 2013 (n)	300,000	303,262
Enel Finance International S.A., 6.25%, 2017 (n)	260,000	276,016
Energy Future Holdings Corp., 10%, 2020	120,000	132,300
Energy Future Holdings Corp., 10%, 2020	330,000	370,425
Energy Future Holdings Corp., 11.75%, 2022 (n)	80,000	85,200
Exelon Generation Co. LLC, 5.2%, 2019	150,000	169,227
FirstEnergy Solutions Corp., 6.05%, 2021	250,000	278,027
GenOn Energy, Inc., 9.875%, 2020	145,000	158,956
Georgia Power Co., 6%, 2013	150,000	159,330
Iberdrola Finance Ireland Ltd., 3.8%, 2014 (n)	440,000	438,821
NRG Energy, Inc., 7.375%, 2017	60,000	62,400
NRG Energy, Inc., 8.25%, 2020	235,000	253,213
Oncor Electric Delivery Co., 4.1%, 2022	302,000	315,251
PPL WEM Holdings PLC, 3.9%, 2016 (n)	430,000	454,179
Progress Energy, Inc., 3.15%, 2022	452,000	459,406
Texas Competitive Electric Holdings Co. LLC, 11.5%, 2020 (n)	45,000	36,225

		$6,367,136
Total Bonds		$115,965,834

Preferred Stocks - 0.1%
Other Banks & Diversified Financials - 0.1%
Ally Financial, Inc., 7% (z)	50	$45,530
GMAC Capital Trust I, 8.125%	3,075	76,322
Total Preferred Stocks		$121,852

Convertible Bonds - 0.1%
Network & Telecom - 0.1%
Nortel Networks Corp., 2.125%, 2014 (a)(d)	$95,000	$93,338

Floating Rate Loans (g)(r) - 0.1%
Broadcasting - 0.0%
Gray Television, Inc., Term Loan B, 3.75%, 2014	$39,175	$38,959

Financial Institutions - 0.1%
Springleaf Finance Corp., Term Loan, 5.5%, 2017	$43,780	$42,177
Total Floating Rate Loans		$81,136

	Strike Price	First Exercise
Warrants - 0.1%
Broadcasting - 0.1%
New Young Broadcasting Holding Co., Inc. (1 share for 1 warrant) (a)	$0.01	7/14/10	21	$60,900

Convertible Preferred Stocks - 0.1%
Automotive - 0.1%
General Motors Co., 4.75%			1,570	$56,049

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - 0.1%
Automotive - 0.0%
Accuride Corp. (a)	2,303	$11,561

Broadcasting - 0.1%
New Young Broadcasting Holding Co., Inc. (a)	10	$29,000

Printing & Publishing - 0.0%
American Media Operations, Inc. (a)	2,541	$13,442
Total Common Stocks		$54,003

Mutual Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.16%, at Net Asset Value (v)	52	$52
Total Investments		$116,433,164

Other Assets, Less Liabilities - (13.4)%		(13,716,738)
Net Assets - 100.0%		$102,716,426

(a)	Non-income producing security.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(e)	Guaranteed by Minister for Finance of Ireland.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $29,066,918, representing 28.3% of net assets.
(p)	Payment-in-kind security.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Ally Financial, Inc., 7% (Preferred Stock)	4/13/11-4/14/11	$46,875	$45,530
American Media, Inc., 13.5%, 2018	12/22/10	10,052	9,396
Anthracite Ltd., “A”, CDO, FRN, 0.597%, 2019	1/28/10	101,263	114,121
BBVA Banco Continental S.A., 5%, 2022	8/23/12	10,000	10,275
Biomet, Inc., 6.5%, 2020	7/25/12	25,000	25,938
Ceridian Corp., 8.875%, 2019	6/28/12	30,000	32,175
Consolidated Container Co. LLC/Consolidated Container Finance, Inc., 10.125%, 2020	6/28/12-7/17/12	40,494	41,800
Crest Ltd., “A1” CDO, FRN, 0.94%, 2018	1/21/10	109,106	122,756
FGI Operating Co./FGI Finance, Inc., 7.875%, 2020	4/12/12	5,000	5,275
H&E Equipment Services LLC, 7%, 2022	8/10/12	35,281	36,313
Hologic, Inc., 6.25%, 2020	7/19/12	15,000	15,881
Icahn Enterprises LP, 8%, 2018	7/9/12	16,861	17,040
Isle of Capri Casinos, Inc., 8.875%, 2020	7/26/12-8/29/12	86,535	87,338
Korea Gas Corp., 2.25%, 2017	7/18/12	368,230	370,235
LBI Media, Inc., 8.5%, 2017	7/18/07	59,410	13,800
Legend Acquisition Sub, Inc., 10.75%, 2020	8/14/12	69,089	69,125

Portfolio of Investments (unaudited) – continued

Restricted Securities – continued	Acquisition Date	Cost	Value
Local TV Finance LLC, 9.25%, 2015	5/02/07-11/30/10	$82,354	$83,402
NESCO LLC/NESCO Holdings Corp., 11.75%, 2017	4/05/12-8/30/12	69,827	73,500
Navios Maritime Holdings, Inc., 8.875%, 2017	6/27/12	50,000	50,438
Nuance Communications, Inc., 5.375%, 2020	8/09/12	40,000	40,900
Pantry, Inc., 8.375%, 2020	7/25/12	40,000	41,350
Physio-Control International, Inc., 9.875%, 2019	1/13/12-1/30/12	55,869	59,400
SIRIUS XM Radio, Inc., 5.25%, 2022	8/08/12	15,000	15,000
SPL Logistics Escrow, LLC, 8.875%, 2020	7/24/12	50,000	51,500
Samson Investment Co., 9.75%, 2020	8/20/12	30,973	30,900
Tencent Holdings Ltd., 3.375%, 2018	8/28/12	208,521	209,511
Townsquare Radio LLC, 9%, 2019	3/30/12	39,617	42,300
Truven Health Analytics, Inc., 10.625%, 2020	5/24/12-6/15/12	40,599	42,700
Unit Corp., 6.625%, 2021	7/12/12	44,443	45,675
Universal Hospital Services, Inc., 7.625%, 2020	7/24/12	80,000	84,200
Total Restricted Securities			$1,887,774
% of Net assets			1.8%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
SEK	Swedish Krona

Derivative Contracts at 8/31/12

Forward Foreign Currency Exchange Contracts at 8/31/12

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	AUD	Barclays Bank PLC	3,745	10/12/12	$3,803	$3,856	$53
BUY	EUR	Credit Suisse Group	180,737	10/12/12	218,105	227,420	9,315
BUY	GBP	Barclays Bank PLC	40,998	10/12/12	63,514	65,089	1,575
BUY	JPY	Citibank N.A.	31,497,978	10/12/12	396,568	402,416	5,848
BUY	JPY	Merrill Lynch International Bank	31,497,978	10/12/12	396,247	402,416	6,169
SELL	JPY	Citibank N.A.	9,264,000	10/12/12	118,522	118,356	166
BUY	SEK	Credit Suisse Group	26,775	10/12/12	3,821	4,037	216

							$23,342

Portfolio of Investments (unaudited) – continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
SELL	AUD	Westpac Banking Corp.	91,435	10/12/12	$92,562	$94,142	$(1,580)
SELL	CAD	Merrill Lynch International Bank	331,015	10/12/12	323,203	335,534	(12,331)
SELL	DKK	Citibank N.A.	518,529	10/12/12	85,595	87,602	(2,007)
SELL	EUR	Citibank N.A.	80,000	10/12/12	98,034	100,663	(2,629)
SELL	EUR	Goldman Sachs International	377,268	10/12/12	461,520	474,713	(13,193)
SELL	EUR	UBS AG	377,268	10/12/12	461,736	474,713	(12,977)
SELL	GBP	Barclays Bank PLC	348,521	10/12/12	540,874	553,326	(12,452)
SELL	GBP	Deutsche Bank AG	348,521	10/12/12	540,850	553,326	(12,476)
SELL	GBP	Goldman Sachs International	57,000	10/12/12	89,438	90,495	(1,057)
BUY	JPY	Barclays Bank PLC	8,487,936	10/12/12	108,693	108,441	(252)
SELL	SEK	Credit Suisse Group	410,578	10/12/12	58,631	61,909	(3,278)

							$(74,232)

Futures Contracts Outstanding at 8/31/12

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	42	$5,616,188	December - 2012	$(42,147)

At August 31, 2012, the fund had liquid securities with an aggregate value of $51,755 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

8/31/12 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of August 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$143,932	$135,430	$13,442	$292,804
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	21,381	—	21,381
Non-U.S. Sovereign Debt	—	15,362,674	—	15,362,674
Corporate Bonds	—	74,764,127	—	74,764,127
Residential Mortgage-Backed Securities	—	2,209,919	—	2,209,919
Asset-Backed Securities (including CDOs)	—	694,005	—	694,005
Foreign Bonds	—	23,007,066	—	23,007,066
Floating Rate Loans	—	81,136	—	81,136
Mutual Funds	52	—	—	52
Total Investments	$143,984	$116,275,738	$13,442	$116,433,164

Other Financial Instruments
Futures Contracts	$(42,147)	$ —	$ —	$(42,147)
Forward Foreign Currency Exchange Contracts	—	(50,890)	—	(50,890)

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 11/30/11	$30,212
Change in unrealized appreciation (depreciation)	(16,770)
Balance as of 8/31/12	$13,442

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at August 31, 2012 is $(16,770).

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$109,814,977
Gross unrealized appreciation	$7,989,068
Gross unrealized depreciation	(1,370,881)
Net unrealized appreciation (depreciation)	$6,618,187

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	21,719,603	(21,719,551)	52

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,267	$52

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of August 31, 2012, are as follows:

United States	62.1%
United Kingdom	6.8%
Netherlands	3.5%
Japan	2.7%
Canada	2.6%
France	2.3%
Spain	2.1%
Italy	2.1%
Australia	1.9%
Other Countries	13.9%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS INTERMARKET INCOME TRUST I

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: October 17, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: October 17, 2012

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 17, 2012

*	Print name and title of each signing officer under his or her signature.